GOING CONCERN (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ (200,147)		$ (200,147)		$ (188,397)	$ (170,540)
Net Income (Loss) Attributable to Parent, Total	$ (3,106)	$ (3,061)	$ (11,750)	$ (10,555)	$ (17,857)	$ (18,978)